UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21447

                             SIT MUTUAL FUNDS TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                   Date of fiscal year end: March 31, 2004

                   Date of reporting period: December 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

The Registrant, Sit Mutual Funds Trust, is comprised of:
        Sit Florida Tax-Free Income Fund (Series A)

THE SCHEDULE OF INVESTMENTS FOR THE ONE SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING THE FUND AND ITS HOLDINGS, PLEASE SEE THE FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
FLORIDA TAX-FREE INCOME FUND
PORTFOLIO OF INVESTMENTS - December 31, 2004 (Unaudited)
================================================================================

----------------------------------------------------------------------------------------------------------------------------------
       QUANTITY/PAR ($)        NAME OF ISSUER                                                                     MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS (98.7%) (2)

    ESCROWED TO MATURITY / PREREFUNDED (2.5%)
                      75,000   Tampa Rev. Series 1993 (Allegany Hlth. Sys. - St. Joseph's Hosp. Proj.),
                                 5.125%, 12/1/23                                                                            76,880
                                                                                                                 -----------------

    GENERAL OBLIGATION (2.0%)
                      60,000   FL Brd. Ed. Cap Outlay Refunding Series 1995A, 5.50%, 6/1/19                                 61,372
                                                                                                                 -----------------

    HOSPITAL/HEALTH CARE (11.0%)
                      25,000   Highlands Co. Hlth. Facs. Auth. Rev. Series 2003D (Adventist Hlth. Sys.
                                 Proj.), 5.875%, 11/15/29                                                                   27,053
                      25,000   Hillsborough Co. Industrial Dev. Auth. Hosp. Rev. Refunding Series 2003A
                                 (Tampa General Hosp. Proj.), 2.50%, 10/1/05                                                24,999
                               Marion Co. Hosp. Dist. Rev. Refunding Series 1999 (Munroe Reg. Proj.):
                      25,000     5.25%, 10/1/10                                                                             26,852
                      50,000     5.50%, 10/1/14                                                                             53,002
                      50,000   Miami Hlth. Fac. Auth. Rev. Series 2003B (Catholic Hlth. East Proj.),
                                 2.50%, 11/15/05                                                                            50,078
                      50,000   Polk Co. Hsg. Fin. Auth. Mtg. Rev. Series 1994A (Lake Wales Gardens Proj.),
                                 5.625%, 5/20/14                                                                            54,189
                     100,000   South Lake Co. Hosp. Dist. Rev. Series 2003 (South Lake Hosp., Inc. Proj.),
                                 5.50%, 10/1/13                                                                            103,931
                                                                                                                 -----------------
                                                                                                                           340,104
                                                                                                                 -----------------
    INSURED (63.5%)
                      90,000   Brevard Co. School Board C.O.P. Series 1996B (Ambac insured), 5.50%, 7/1/21                  95,216
                      50,000   Clearwater Hsg. Auth. Rev. Refunding Series 1997 (Hamptons at Clearwater
                                 Proj.) (ACA insured), 5.40%, 5/1/13                                                        52,870
                     210,000   Dade Co. Hlth. Fac. Auth. Hosp. Rev. Refunding Series 1993A (Baptist Hosp.
                                 Miami Proj.) (MBIA insured), 5.25%, 5/15/21                                               211,401
                      95,000   Dade Co. Public Fac. Rev. Series 1993 (Jackson Mem. Hosp. Proj.)(MBIA insured),
                                 5.25%, 6/1/23                                                                              95,811
                     100,000   Dade Co. Seaport Rev. Refunding Series 1995 (MBIA insured), 5.75%, 10/1/15                  104,567
                      20,000   Dade Co. Water & Sewer System Rev. Series 1995 (FGIC insured), 5.50%, 10/1/18                20,864
                      50,000   FL HFC Hsg. Rev. Hsg. Series 2000D-1 (Augustine Club Apts. Proj.)(Ambac insured),
                                 5.75%, 10/1/30                                                                             52,446
                      75,000   FL Dept. Gen. Svcs. Div. Facs. Mgmt. Rev. Refunding Series 1995B (Ambac insured),
                                 5.70%, 9/1/20                                                                              77,296
                      75,000   Fort Myers Impt. Rev. Series 1992C (Ambac Insured), 5.70%, 12/1/05                           75,224
                     100,000   Halifax Hosp. Med. Ctr. Health Care Fac. Rev. Series 1998A (Halifax Mgmt.
                                 Sys. Proj.) (ACA insured), 5.00%, 4/1/12                                                  103,926
                     100,000   Hillsborough Co. Educ. Fac. Auth. Rev. Refunding Series 1998 (Univ. of Tampa
                                 Proj.) (Radian insured), 5.75%, 4/1/18                                                    110,902
                      30,000   Lee Co. Transportation Fac. Rev. Series 1995 (MBIA Insured), 5.75%, 10/1/27                  31,264
                      55,000   Naples Hosp. Rev. Refunding Series 1993 (Cmnty. Hosp. Inc. Proj)(MBIA insured),
                                 5.25%, 10/1/14                                                                             55,681
                               Orange Co. Hlth. Facs. Auth. Rev.:
                      42,000     Series 1993B (MBIA insured), 5.00%, 10/1/09                                                42,512
                      80,000     Series 1995 (Adventist Hlth. Sys.)(Ambac insured), 5.25%, 11/15/20                         82,967
                      25,000   Orange Co. School Board C.O.P. Series 1997A (MBIA insured), 5.375%, 8/1/22                   26,657
                      65,000   Osceola Co. School Board C.O.P. Series 1995A
                                 (Ambac insured), 5.25%, 6/1/10                                                             66,477
                      90,000   Palm Beach Co. Hlth. Facs. Auth. Rev. Series 1993 (Jupiter Med. Ctr. Proj.)
                                 (FSA insured), 5.25%, 8/1/18                                                               91,097
                      90,000   Polk Co. Cap Impt. Rev. Refunding Series 1994 (FGIC insured), 5.00%, 12/1/11                 91,837
                               Port Everglades Auth. Rev. Refunding & Impt. Series 1989A:
                      45,000     (FSA insured), 5.00%, 9/1/16                                                               45,095
                     150,000     (MBIA-IBC insured), 5.00%, 9/1/16                                                         150,315
                      50,000   Univ. of South FL Rev. Hsg. Fac. Series 1997A (MBIA insured), 5.35%, 7/1/15                  52,639
                      25,000   Venice Hlth. Care Rev. Series 1996 (Bon Secours Hlth. Sys. Proj.)(MBIA insured),
                                 5.625%, 8/15/26                                                                            26,490
                     140,000   Village Ctr. Cmnty. Dev. Dist. Recreational Rev. Series 1998A (MBIA insured),
                                 5.00%, 11/1/21                                                                            145,155
                      50,000   Volusia Co. Hlth. Fac. Auth. Rev. Refunding & Impt. Series 1994 (Hosp. Fac. -
                                 Memorial Hlth. Proj) (Ambac insured), 5.75%, 11/15/13                                      51,140
                                                                                                                 -----------------
                                                                                                                         1,959,849
                                                                                                                 -----------------

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       QUANTITY/PAR ($)        NAME OF ISSUER                                                                     MARKET VALUE (1)
----------------------------------------------------------------------------------------------------------------------------------
    MULTIFAMILY MORTGAGE (7.9%)
                      45,000   Capital Trust Agy. Multifamily Rev. Sr. Series 2003A (Golf Villas, Rivermill,
                                 and Village Square Apts. Proj.), 4.75%, 6/1/13                                             43,217
                      45,000   Collier Co. HFA Multifamily Hsg. Rev. Series 2002C (Goodlette Arms Proj.),
                                 5.25%, 8/15/15                                                                             47,795
                      35,000   Miami-Dade Co. Special Hsg. Rev. Refunding Series 1998 (Section 8), 5.30%,
                                 10/1/05                                                                                    34,870
                      55,000   Palm Beach Hsg. Fin. Auth. Rev. Refunding Series 1997A, 5.95%, 10/20/31                      55,887
                      60,000   Palm Beach Co. Hlth. Fac. Auth. Rev. Series 1996 (ACTS Retirement Cmnty. Proj.),
                                 5.625%, 11/15/20                                                                           61,690
                                                                                                                 -----------------
                                                                                                                           243,459
                                                                                                                 -----------------
    UTILITY (2.6%)
                               Jacksonville Elec. Auth Rev.:
                      50,000     Refunding Series 1997-2-14 (St. John's River Proj.), 4.90%, 10/1/08                        51,856
                      30,000     Water & Sewer Series 2000A, 4.50%, 10/1/09                                                 30,546
                                                                                                                 -----------------
                                                                                                                            82,402
                                                                                                                 -----------------
    OTHER REVENUE BONDS (9.2%)
                      25,000   Capital Region Cmnty. Dev. Dist. Rev. Series 2001B, 5.95%, 5/1/06                            25,058
                      40,000   Double Branch Cmnty. Dev. Dist. Rev. Series 2003C, 5.125%, 5/1/08                            40,450
                     100,000   Fiddlers Creek Cmnty. Dev. Dist. No. 2 Rev. Series 2003B, 5.75%, 5/1/13                     101,765
                      35,000   Mediterra North Cmnty. Dev. Dist. Impt. Rev. Series 2001B, 6.00%, 5/1/08                     35,203
                      25,000   Parklands Lee Cmnty. Dev. Dist. Rev. Series 2004B, 5.125%, 5/1/11                            24,951
                      20,000   Parklands West Cmnty. Dev. Dist. Rev. Series 2001B, 6.00%, 5/1/06                            20,031
                      35,000   Reunion East Cmnty. Dev. Dist. Series 2002B, 5.90%, 11/1/07                                  35,676
                                                                                                                 -----------------
                                                                                                                           283,134
                                                                                                                 -----------------
Total municipal bonds (cost: $3,039,574)                                                                                 3,047,200
                                                                                                                 -----------------

Total investments in securities                                                                                          3,047,200

Liabilities in Excess of Other Assets (1.3%)                                                                                39,963

                                                                                                                        ----------
Total Net Assets                                                                                                        $3,087,163
                                                                                                                        ==========


                                                                                                                        ----------
Aggregate Cost                                                                                                           3,039,574
                                                                                                                        ----------

Gross Unrealized Appreciation                                                                                               15,510
Gross Unrealized Depreciation                                                                                               (7,884)
                                                                                                                        ----------
Net Unrealized Appreciation (Depreciation)                                                                                   7,626
                                                                                                                        ==========

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)      Percentage figures indicate percentage of total net assets.


ITEM 2. CONTROLS AND PROCEDURES.

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds Trust (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds Trust

By:    /s/ Paul E. Rasmussen
       --------------------------------
       Paul Rasmussen
       Vice President and Treasurer

Date:  February 11, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Paul E. Rasmussen
       --------------------------------
       Paul Rasmussen
       Vice President and Treasurer

Date:  February 11, 2005

By:    /s/ Eugene C. Sit
       --------------------------------
       Eugene C. Sit
       Chairman

Date:  February 11, 2005